Stock Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Company's stock option activity
Number of shares, Outstanding, beginning of year	270,634	270,835	310,263
Number of shares, Granted	0	0	0
Number of shares, Exercised	0	0	0
Number of shares, Forfeited	0	0	0
Number of shares, Expired	(55,291)	(201)	(39,428)
Number of shares, Outstanding, end of year	215,343	270,634	270,835
Number of shares, Exercisable, end of year	197,713	242,970	226,100
Weighted Average Exercise Price, Outstanding, beginning of year	$ 23.51	$ 23.50	$ 22.29
Weighted Average Exercise Price, Granted	$ 0.00	$ 0.00	$ 0.00
Weighted Average Exercise Price, Exercised	$ 0.00	$ 0.00	$ 0.00
Weighted Average Exercise Price, Forfeited	$ 0.00	$ 0.00	$ 0.00
Weighted Average Exercise Price, Expired	$ 18.92	$ 17.96	$ 13.96
Weighted Average Exercise Price, Outstanding, end of year	$ 24.68	$ 23.51	$ 23.50
Weighted Average Exercise Price, Exercisable, end of year	$ 24.76	$ 23.59	$ 23.58